Cash and equivalents, marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments

	December 31, 2016
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Cash	1,704			1,704	1,704
Time deposits	2,764			2,764	1,940	824
Other short-term investments	271			271		271
Debt securities available-for-sale:
—U.S. government obligations	221	1	(2)	220	—	220
—Other government obligations	2	—	—	2	—	2
—Corporate	95	1	(1)	95	—	95
Equity securities available-for-sale	530	11	—	541	—	541

Total	5,587	13	(3)	5,597	3,644	1,953

	December 31, 2015
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Cash	1,837			1,837	1,837

Time deposits	2,821			2,821	2,717	104
Other short-term investments	231			231		231
Debt securities available-for-sale:
—U.S. government obligations	120	2	(1)	121	—	121
—Other government obligations	2	—	—	2	—	2
—Corporate	519	1	(1)	519	11	508
Equity securities available-for-sale	658	9	—	667	—	667

Total	6,188	12	(2)	6,198	4,565	1,633

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2016
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	100	100	—	—

One to five years	161	161	80	86
Six to ten years	57	56	—	—

Total	318	317	80	86